World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2015

Dates Covered
Collections Period	09/01/15 - 09/30/15
Interest Accrual Period	09/15/15 - 10/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/15	326,220,843.00	21,125
Yield Supplement Overcollateralization Amount at 08/31/15	8,674,251.99	0
Receivables Balance at 08/31/15	334,895,094.99	21,125
Principal Payments	14,627,385.08	421
Defaulted Receivables	709,715.34	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/15	8,082,059.37	0
Pool Balance at 09/30/15	311,475,935.20	20,666

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	40.37%

Prepayment ABS Speed	1.50%

Overcollateralization Target Amount	14,016,417.08
Actual Overcollateralization	14,016,417.08

Weighted Average APR	3.31%
Weighted Average APR, Yield Adjusted	5.01%
Weighted Average Remaining Term	41.45

Delinquent Receivables:
Past Due 31-60 days	5,681,514.38	291
Past Due 61-90 days	1,426,798.48	82
Past Due 91 + days	234,456.71	17
Total	7,342,769.57	390

Total 31+ Delinquent as % Ending Pool Balance	2.36%

Recoveries	421,088.92

Aggregate Net Losses/(Gains) - September 2015	288,626.42
Current Net Loss Ratio (Annualized)	1.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.11%

Flow of Funds	$ Amount

Collections	15,924,371.38
Advances	(8,073.64)
Investment Earnings on Cash Accounts	2,106.04
Servicing Fee	(279,079.25)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,639,324.53

Distributions of Available Funds
(1) Class A Interest	249,470.60
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	64,969.86
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	14,016,417.08
(7) Distribution to Certificateholders	1,286,094.09
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	15,639,324.53

Servicing Fee	279,079.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 09/15/15	311,540,905.06
Principal Paid	14,081,386.94
Note Balance @ 10/15/15	297,459,518.12

Class A-1
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-2
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-3
Note Balance @ 09/15/15	186,255,905.06
Principal Paid	14,081,386.94
Note Balance @ 10/15/15	172,174,518.12
Note Factor @ 10/15/15	73.2657524%

Class A-4
Note Balance @ 09/15/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	109,676,000.00
Note Factor @ 10/15/15	100.0000000%

Class B
Note Balance @ 09/15/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	15,609,000.00
Note Factor @ 10/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	271,843.50
Total Principal Paid	14,081,386.94
Total Paid	14,353,230.44

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	128,827.00
Principal Paid	14,081,386.94
Total Paid to A-3 Holders	14,210,213.94

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3652411
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.9193480
Total Distribution Amount	19.2845891

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5482000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	59.9207955
Total A-3 Distribution Amount	60.4689955

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	4.61
Noteholders' Principal Distributable Amount	995.39

Account Balances	$ Amount

Advances
Balance as of 08/31/15	68,995.05
Balance as of 09/30/15	60,921.41
Change	(8,073.64)

Reserve Account
Balance as of 09/15/15	1,903,544.61
Investment Earnings	234.70
Investment Earnings Paid	(234.70)
Deposit/(Withdrawal)	-
Balance as of 10/15/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61